Cash and cash equivalents	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	June 30, 2021	December 31, 2020
	€m	€m
Cash and cash equivalents	746.6	393.1
Restricted cash	25.5	0.1
Cash and cash equivalents	772.1	393.2
Bank overdraft	—	(10.7)
Cash and cash equivalents per Statement of Cash Flows	772.1	382.5
‘Cash and cash equivalents’ comprise cash balances and deposits. Restricted cash comprises money that is primarily reserved for a specific purpose and therefore not available for immediate or general business use. Bank overdrafts that are repayable on demand and form an integral part of the Company's cash management are included as a component of cash and cash equivalents for the purposes of the Statement of Cash Flows.

As disclosed in Note 4, the Company announced that it has entered into an agreement to acquire Fortenova Group’s Frozen Food Business Group (FFBG). In support of the negotiations, the Company deposited an amount in US Dollars equal to €25.5 million with an escrow agent as of June 30, 2021. This balance will be released back to Nomad concurrently to the acquisition completion payment, presently expected to take place at the end of the third quarter of 2021.